UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC    225 Pictoria Drive, Suite 450    Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: 12/31

Date of reporting period: 3/31/18

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

CRAWFORD DIVIDEND GROWTH FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.71%

Consumer Discretionary — 9.94%
Gentex Corporation	28,150	$648,013
Genuine Parts Company	11,040	991,834
Home Depot, Inc. (The)	3,500	623,840
Omnicom Group, Inc.	19,910	1,446,859

		3,710,546

Consumer Staples — 7.54%
CVS Health Corporation	9,000	559,890
Philip Morris International, Inc.	6,750	670,950
Procter & Gamble Company (The)	12,690	1,006,063
Walmart, Inc.	6,500	578,305

		2,815,208

Energy — 7.39%
Chevron Corporation	8,810	1,004,693
Exxon Mobil Corporation	13,240	987,836
Royal Dutch Shell plc, Class A - ADR	12,000	765,720

		2,758,249

Financials — 25.28%
American Express Company	15,000	1,399,200
BlackRock, Inc.	2,500	1,354,300
Chubb Ltd.	5,740	785,060
Cullen/Frost Bankers, Inc.	7,000	742,490
M&T Bank Corporation	7,000	1,290,520
MetLife, Inc.	10,000	458,900
Northern Trust Corporation	9,820	1,012,737
People’s United Financial, Inc.	25,000	466,500
S&P Global, Inc.	2,500	477,650
Willis Towers Watson plc	9,478	1,442,457

		9,429,814

Health Care — 13.05%
Cardinal Health, Inc.	8,500	532,780
Johnson & Johnson	13,140	1,683,891
Medtronic plc	12,000	962,640
Merck & Company, Inc.	24,670	1,343,775
Stryker Corporation	2,150	345,978

		4,869,064

Industrials — 10.25%
Honeywell International, Inc.	10,000	1,445,099
Johnson Controls International plc	12,000	422,880
United Parcel Service, Inc., Class B	11,730	1,227,662
United Technologies Corporation	3,000	377,460
W.W. Grainger, Inc.	1,250	352,838

		3,825,939

Information Technology — 23.08%
Accenture plc, Class A	9,100	1,396,850
Broadridge Financial Solutions, Inc.	5,500	603,295
Microsoft Corporation	27,120	2,475,241
Paychex, Inc.	15,250	939,248
SAP SE - ADR	10,500	1,104,180
Texas Instruments, Inc.	20,150	2,093,384

		8,612,198

Telecommunication Services — 2.34%
AT&T, Inc.	24,480	872,712

See accompanying notes which are an integral part of this schedule of investments.

Utilities — 0.84%
Southern Company (The)	7,000	312,620

Total Common Stocks (Cost $24,090,965)		37,206,350

MONEY MARKET FUNDS - 0.30%

Federated Treasury Obligations Fund, Institutional Shares, 1.55%(a)	111,538	111,538

Total Money Market Funds (Cost $111,538)		111,538

Total Investments — 100.01% (Cost $24,202,503)		37,317,888

Liabilities in Excess of Other Assets — (0.01)%		(2,608)

NET ASSETS — 100.00%		$37,315,280

(a)	Rate disclosed is the seven day effective yield as of March 31, 2018.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At March 31, 2018, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$24,226,227

Gross unrealized appreciation	$13,645,837
Gross unrealized depreciation	(554,176)

Net unrealized appreciation on investments	$13,091,661

See accompanying notes which are an integral part of this schedule of investments.

CRAWFORD DIVIDEND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.77%

Consumer Discretionary — 11.59%
Choice Hotels International, Inc.	46,500	$3,726,976
Core-Mark Holding Company, Inc.	51,804	1,101,353
Cracker Barrel Old Country Store, Inc.	21,827	3,474,858
John Wiley & Sons, Inc., Class A	56,800	3,618,160
Monro, Inc.	60,843	3,261,185
Tupperware Brands Corporation	43,730	2,115,657
Wolverine World Wide, Inc.	117,600	3,398,640

		20,696,829

Consumer Staples — 7.69%
Casey’s General Stores, Inc.	30,160	3,310,663
Flowers Foods, Inc.	164,477	3,595,467
Nu Skin Enterprises, Inc., Class A	44,704	3,295,132
PriceSmart, Inc.	42,219	3,527,398

		13,728,660

Energy — 1.53%
SM Energy Company	151,813	2,737,188

Financials — 20.20%
BancFirst Corporation	64,062	3,401,692
Brown & Brown, Inc.	71,820	1,827,101
Bryn Mawr Bank Corporation	75,412	3,314,357
Federated Investors, Inc., Class B	52,700	1,760,180
First of Long Island Corporation (The)	125,876	3,455,296
Glacier Bancorp, Inc.	52,612	2,019,249
Granite Point Mortgage Trust, Inc.	54,068	894,285
Hanover Insurance Group, Inc. (The)	3,900	459,771
Lazard Ltd., Class A	52,641	2,766,811
Old Republic International Corporation	168,847	3,621,768
South State Corporation	41,390	3,530,567
Sterling Bancorp	159,320	3,592,666
Trico Bancshares	97,027	3,611,344
Valley National Bancorp	146,456	1,824,842

		36,079,929

Health Care — 11.00%
Atrion Corporation	5,805	3,664,697
Computer Programs & Systems, Inc.	97,072	2,834,502
Patterson Companies, Inc.	25,712	571,578
Psychemedics Corporation	205,025	4,239,916
Simulations Plus, Inc.	284,207	4,192,054
U.S. Physical Therapy, Inc.	51,091	4,153,698

		19,656,445

Industrials — 18.73%
Dun & Bradstreet Corporation (The)	15,210	1,779,570
ESCO Technologies, Inc.	60,411	3,537,064
Franklin Electric Company, Inc.	58,500	2,383,875
Hexcel Corporation	50,620	3,269,546
Kaman Corporation	39,600	2,459,952
Landstar System, Inc.	32,518	3,565,599
MSA Safety, Inc.	17,925	1,492,077
MSC Industrial Direct Company, Inc., Class A	21,000	1,925,910
Mueller Water Products, Inc.	326,712	3,551,359
Valmont Industries, Inc.	17,440	2,551,472
Watsco, Inc.	18,128	3,280,624
Woodward, Inc.	51,030	3,656,810

		33,453,858

See accompanying notes which are an integral part of this schedule of investments.

Information Technology — 19.34%
Avnet, Inc.	85,800	3,583,008
Brooks Automation, Inc.	121,574	3,292,224
Cass Information Systems, Inc.	65,221	3,881,302
FLIR Systems, Inc.	67,065	3,353,921
Littelfuse, Inc.	17,384	3,619,000
Mesa Laboratories, Inc.	23,224	3,447,371
Methode Electronics, Inc.	67,415	2,635,927
MTS Systems Corporation	37,026	1,912,393
National Instruments Corporation	50,809	2,569,411
Power Integrations, Inc.	50,398	3,444,703
TESSCO Technologies, Inc.	120,920	2,799,298

		34,538,558

Materials — 3.04%
Compass Minerals International, Inc.	47,405	2,858,522
HB Fuller Company	51,810	2,576,511

		5,435,033

Real Estate — 5.62%
CatchMark Timber Trust, Inc., Class A	122,395	1,526,266
CoreSite Realty Corporation	35,726	3,581,888
EPR Properties	28,844	1,597,958
Physicians Realty Trust	93,284	1,452,432
Tanger Factory Outlet Centers, Inc.	85,600	1,883,200

		10,041,744

Utilities — 1.03%
South Jersey Industries, Inc.	65,377	1,841,016

Total Common Stocks (Cost $144,496,247)		178,209,260

MONEY MARKET FUNDS - 1.38%

Federated Treasury Obligations Fund, Institutional Shares, 1.55%(a)	2,469,307	2,469,307

Total Money Market Funds (Cost $2,469,307)		2,469,307

Total Investments — 101.15% (Cost $146,965,554)		180,678,567

Liabilities in Excess of Other Assets — (1.15)%		(2,059,818)

NET ASSETS — 100.00%		$178,618,749

(a)	Rate disclosed is the seven day effective yield as of March 31, 2018.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

See accompanying notes which are an integral part of this schedule of investments.

At March 31, 2018, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$147,175,471

Gross unrealized appreciation	$38,301,889
Gross unrealized depreciation	(4,798,793)

Net unrealized appreciation on investments	$33,503,096

See accompanying notes which are an integral part of this schedule of investments.

CRAWFORD DIVIDEND YIELD FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 98.04%

Consumer Discretionary — 7.96%
Cracker Barrel Old Country Store, Inc.	1,440	$229,248
Genuine Parts Company	3,850	345,884
Omnicom Group, Inc.	4,810	349,543

		924,675

Consumer Staples — 17.70%
Altria Group, Inc.	5,810	362,078
Coca-Cola Company (The)	8,110	352,217
Flowers Foods, Inc.	12,950	283,087
General Mills, Inc.	7,660	345,160
Philip Morris International, Inc.	3,580	355,852
Procter & Gamble Company (The)	4,520	358,346

		2,056,740

Energy — 10.11%
Exxon Mobil Corporation	4,630	345,444
ONEOK, Inc.	4,120	234,510
Royal Dutch Shell plc, Class A - ADR	3,680	234,821
Total SA - ADR	6,230	359,409

		1,174,184

Financials — 14.22%
Mercury General Corporation	7,840	359,621
MetLife, Inc.	5,030	230,827
Old Republic International Corporation	12,220	262,119
People’s United Financial, Inc.	18,510	345,397
Valley National Bancorp	19,990	249,075
Wells Fargo & Company	3,920	205,447

		1,652,486

Health Care — 13.10%
AstraZeneca plc - ADR	10,370	362,639
Cardinal Health, Inc.	3,980	249,466
GlaxoSmithKline plc - ADR	9,790	382,496
Merck & Company, Inc.	5,360	291,959
Pfizer, Inc.	6,620	234,944

		1,521,504

Industrials — 7.00%
Johnson Controls International plc	6,330	223,069
United Parcel Service, Inc., Class B	3,240	339,099
Watsco, Inc.	1,390	251,548

		813,716

Information Technology — 8.00%
Cisco Systems, Inc.	5,310	227,746
Microsoft Corporation	2,730	249,167
Paychex, Inc.	3,590	221,108
Texas Instruments, Inc.	2,230	231,675

		929,696

Real Estate — 4.13%
HCP, Inc.	9,950	231,139
Mid-America Apartment Communities, Inc.	2,720	248,172

		479,311

Telecommunication Services — 8.89%
AT&T, Inc.	9,890	352,579
Verizon Communications, Inc.	7,090	339,044
Vodafone Group plc - ADR	12,270	341,351

		1,032,974

See accompanying notes which are an integral part of this schedule of investments.

Utilities — 6.93%
Dominion Energy, Inc.	3,120	210,382
Duke Energy Corporation	3,090	239,382
Southern Company (The)	7,970	355,940

		805,704

Total Common Stocks (Cost $10,939,061)		11,390,990

MONEY MARKET FUNDS - 1.79%

Federated Treasury Obligations Fund, Institutional Shares, 1.55%(a)	207,865	207,865

Total Money Market Funds (Cost $207,865)		207,865

Total Investments — 99.83% (Cost $11,146,926)		11,598,855

Other Assets in Excess of Liabilities — 0.17%		19,525

NET ASSETS — 100.00%		$11,618,380

(a)	Rate disclosed is the seven day effective yield as of March 31, 2018.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At March 31, 2018, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$11,171,752

Gross unrealized appreciation	$818,701
Gross unrealized depreciation	(391,598)

Net unrealized appreciation on investments	$427,103

See accompanying notes which are an integral part of this schedule of investments.

CRAWFORD MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 46.24%

Consumer Staples — 2.89%
Philip Morris International, Inc.	11,380	$1,131,172

Energy — 8.23%
ONEOK, Inc.	20,230	1,151,492
Plains GP Holdings LP, Class A	43,280	941,340
Royal Dutch Shell plc, Class A - ADR	17,720	1,130,713

		3,223,545

Financials — 13.15%
Golub Capital BDC, Inc.(a)	37,140	664,435
Granite Point Mortgage Trust, Inc.	54,800	906,392
MFA Financial, Inc.	71,140	535,684
People’s United Financial, Inc.	64,630	1,205,996
Two Harbors Investment Corporation	36,060	554,242
Valley National Bancorp	103,090	1,284,500

		5,151,249

Health Care — 3.99%
Allergan plc	3,480	585,649
GlaxoSmithKline plc - ADR	24,970	975,578

		1,561,227

Information Technology — 1.65%
Cisco Systems, Inc.	15,020	644,208

Real Estate — 5.80%
CatchMark Timber Trust, Inc., Class A	44,360	553,169
HCP, Inc.	28,260	656,480
Lamar Advertising Company, Class A	6,070	386,416
Weyerhaeuser Company	19,290	675,150

		2,271,215

Telecommunication Services — 6.62%
AT&T, Inc.	27,080	965,402
BCE, Inc.	20,330	875,003
Verizon Communications, Inc.	15,730	752,209

		2,592,614

Utilities — 3.91%
Dominion Energy, Inc.	8,320	561,018
Southern Company (The)	21,750	971,355

		1,532,373

Total Common Stocks (Cost $18,588,812)		18,107,603

PREFERRED STOCKS — 27.25%
Energy — 2.16%
Kinder Morgan, Inc., Series A, 9.75%	27,240	846,892

Financials — 16.70%
Annaly Capital Management, Inc., 7.50%	12,800	323,200
Annaly Capital Management, Inc., Series F, 6.95%	25,140	637,299
BB&T Corp., 5.63%	38,570	969,264
Invesco Mortgage Capital, Inc., Series A, 7.75%	14,700	365,442
Invesco Mortgage Capital, Inc., Series C, 7.50%	25,740	612,869
Northern Trust Corporation, 5.85%	33,650	900,138

See accompanying notes which are an integral part of this schedule of investments.

State Street Corp., 5.35%	38,200	1,023,378
Two Harbors Investment Corporation, Series B, 7.63%	30,240	761,746
Wells Fargo & Co., Series L, 7.50%	730	941,700

		6,535,036

Real Estate — 7.80%
EPR Properties, Series E, 9.00%	20,630	718,130
Monmouth Real Estate Investment Corp., Series C, 6.13%	36,420	885,006
Public Storage, Series V, 5.38%	17,977	447,807
VEREIT, Inc., Series F, 6.70%	39,540	1,004,316

		3,055,259

Utilities — 0.59%
SCE Trust II, 5.10%	10,000	231,000

Total Preferred Stocks (Cost $11,052,456)		10,668,187

	Principal Amount
CORPORATE BONDS — 21.45%

Energy — 3.3%
Plains All American Pipeline LP, 4.65%, 10/15/2025	$678,000	683,112
Pride International LLC, 7.88%, 8/15/2040	718,000	612,095

		1,295,207

Financials — 2.8%
American Express Company, 5.20%, 5/15/2166 (3MO LIBOR + 342.80bps) (b)	1,096,000	1,113,810

Industrials — 2.6%
RR Donnelley & Sons Company, 6.50%, 11/15/2023	1,034,000	1,023,660

Information Technology — 0.4%
Analog Devices, Inc., 5.30%, 12/15/2045	150,000	170,139

Telecommunication Services — 2.7%
AT&T, Inc., 3.40%, 5/15/2025	1,101,000	1,062,522

Utilities — 9.6%
Southern Company (The), Series B, 5.50%, 3/15/2057 (3MO LIBOR + 363 bps) (b)	1,031,000	1,071,589
PPL Capital Funding, Inc., Series A, 4.97%, 3/30/2067 (3MO LIBOR + 266.50 bps) (b)	1,360,000	1,358,300
WEC Energy Group, Inc., 3.95%, 5/15/2067 (3MO LIBOR +211.25 bps) (b)	1,332,000	1,305,360

		3,735,249

Total Corporate Bonds (Cost $8,460,595)		8,400,587

	Shares
MONEY MARKET FUNDS - 4.94%

Federated Treasury Obligations Fund, Institutional Shares, 1.55%(c)	1,933,790	1,933,790

Total Money Market Funds (Cost $1,933,790)		1,933,790

Total Investments — 99.88% (Cost $40,035,653)		39,110,167

Other Assets in Excess of Liabilities — 0.12%		45,888

NET ASSETS — 100.00%		$39,156,055

(a)	Business Development Company
(b)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2018. The benchmark on which the rate is calculated is shown parenthetically.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule of investments.

ADR - American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At March 31, 2018, the net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Aggregate cost of securities for federal income tax purposes	$40,061,694

Gross unrealized appreciation	$275,412
Gross unrealized depreciation	(1,226,939)

Net unrealized depreciation on investments	$(951,527)

See accompanying notes which are an integral part of this schedule of investments.

Crawford Funds

Related Notes to the Schedule of Investments

March 31, 2018

(Unaudited)

The Crawford Dividend Growth Fund (the “Dividend Growth Fund”), the Crawford Dividend Opportunity Fund (the “ Dividend Opportunity Fund”) the Crawford Dividend Yield Fund (the “Dividend Yield Fund”) and the Crawford Multi-Asset Income Fund (the “Multi-Asset Income Fund”) (each a “Fund” and, collectively the “Funds”) are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (the risk inherent in a particular valuation technique used to measure fair value including items such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including common stocks, are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Crawford Funds

Related Notes to the Schedule of Investments – (continued)

March 31, 2018

(Unaudited)

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

In accordance with the Unified Series Trust’s valuation policies, Crawford Investment Counsel, Inc. (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2018:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Dividend Growth Fund
Common Stocks*	$37,206,350	$—	$—	37,206,350
Money Market Securities	111,538	—	—	111,538

Total	$37,317,888	$—	$—	37,317,888

Dividend Opportunity Fund
Common Stocks*	178,209,260	—	—	178,209,260
Money Market Securities	2,469,307	—	—	2,469,307

Total	$180,678,567	$—	$—	180,678,567

Dividend Yield Fund
Common Stocks*	11,390,990	—	—	11,390,990
Money Market Securities	207,865	—	—	207,865

Total	$11,598,855	$—	$—	11,598,855

Dividend Multi-Asset Income Fund
Common Stocks*	$18,107,603	$—	$—	18,107,603
Preferred Stocks	10,668,187	—	—	10,668,187
Corporate Bonds	—	8,400,587	—	8,400,587
Money Market Securities	1,933,790	—	—	1,933,790

Total	$30,709,580	$8,400,587	$—	39,110,167

*	Refer to Schedule of Investments for sector classifications.

Crawford Funds

Related Notes to the Schedule of Investments – (continued)

March 31, 2018

(Unaudited)

The Funds did not hold any investments during the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Trust recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between any levels as of March 31, 2018, based on input levels assigned at December 31, 2017.

MILES CAPITAL ALTERNATIVES ADVANTAGE FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Shares	Fair Value
MUTUAL FUNDS - 99.66%
361 Global Long/Short Equity Fund, Class I	103,230	$1,204,696
Alger Dynamic Opportunities Fund, Class Z	113,266	1,542,680
ASG Managed Futures Strategy Fund, Class Y	49,841	497,915
BlackRock Event Driven Equity Fund, Class I	111,068	1,001,834
Boston Partners Emerging Markets Long/Short Fund, Institutional Class	73,369	859,146
Boston Partners Global Long/Short Fund, Institutional Class	135,080	1,562,872
Calamos Market Neutral Income Fund, Class I	112,484	1,487,037
Caldwell & Orkin Market Opportunity Fund	28,252	576,331
Cedar Ridge Unconstrained Credit Fund, Institutional Class	82,369	865,698
Credit Suisse Managed Futures Strategy Fund, Class I	63,948	652,274
Equinox Chesapeake Strategy Fund, Class I	45,477	558,911
Glenmede Long/Short Portfolio(a)	109,341	1,431,275
Goldman Sachs Long Short Credit Strategies Fund, Institutional Class	112,076	1,031,544
Hancock Horizon Quantitative Long/Short Fund, Institutional Class	70,945	1,381,305
Kellner Merger Fund, Institutional Class	75,251	802,925
Vanguard Market Neutral Fund, Investor Shares	43,155	510,524
Western Asset Macro Opportunities Fund, Class I	140,500	1,593,967
William Blair Macro Allocation Fund, Class I	78,566	938,084

Total Mutual Funds (Cost $17,888,822)		18,499,018

MONEY MARKET FUNDS - 0.45%
Federated Government Obligations Fund - Institutional Class, 1.54%(b)	82,643	82,643

Total Money Market Funds (Cost $82,643)		82,643

Total Investments — 100.11% (Cost $17,971,465)		18,581,661

Liabilities in Excess of Other Assets — (0.11)%		(20,518)

NET ASSETS — 100.00%		$18,561,143

(a)	Non-income producing security
(b)	Rate disclosed is the seven day effective yield as of March 31, 2018.

See accompanying notes which are an integral part of this schedule of investments.

At March 31, 2018, the breakdown of net unrealized appreciation and tax cost of investments for federal income tax purpose were as follows:

Gross Unrealized Appreciation	$856,106
Gross Unrealized Depreciation	(246,012)

Net Unrealized Appreciation on Investments	$610,094

Tax Cost	$17,971,567

Miles Capital Alternatives Advantage Fund

Related Notes to the Schedule of Investments

March 31, 2018

(Unaudited)

The Miles Capital Alternatives Advantage Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its

Miles Capital Alternatives Advantage Fund

Related Notes to the Schedule of Investments - continued

March 31, 2018

(Unaudited)

securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) as reported by the underlying mutual funds. These securities are categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of day pricing time, Miles Capital, Inc. (the “Adviser”) may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases, the security will generally be categorized as a Level 2 security.

In accordance with the Unified Series Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would be the amount that the Fund might reasonably expect to receive for them upon their current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2018:

	Valuation Inputs
Assets	Level 1	Level 2		Level 3	Total
Mutual Funds	$15,873,507	$2,625,511	(a)	$—	$18,499,018
Money Market Funds	82,643	—		—	82,643

Total	$15,956,150	$2,625,511		$—	$18,581,661

(a)	Consists of Goldman Sachs Long Short Credit Strategies Fund, Institutional Class and Western Asset Macro Opportunities Fund, Class I.

The Fund did not hold any investments during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

The Trust recognizes transfers between fair value hierarchy levels at the end of the reporting period. Transfers from Level 2 to Level 1 represent securities which were valued using observable inputs of similar assets at the beginning of the period but not at March 31, 2018. The opposite holds true for transfers from Level 1 to Level 2. The following is a summary of the transfer between Level 1 and Level 2 of the fair value hierarchy as of March 31, 2018 based on input levels assigned at December 31, 2017:

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Mutual Funds	$1,031,544	$1,056,826

SELECTIVE OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2018 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 60.07%
Financials — 5.94%
Bank of the Ozarks, Inc.	58,165	$2,807,625

Industrials — 2.46%
Union Pacific Corporation	8,658	1,163,895

Information Technology — 51.67%
Alphabet, Inc., Class C(a)	4,552	4,696,708
Baidu.com, Inc. - ADR(a)	15,908	3,550,507
Cognizant Technology Solutions Corporation, Class A	16,833	1,355,057
Facebook, Inc., Class A(a)	14,873	2,376,557
Optiva, Inc.(a)	2,819,268	2,297,834
Shutterstock, Inc.(a)	54,397	2,619,216
Syntel, Inc.(a)	205,432	5,244,678
Ultimate Software Group, Inc. (The)(a)	9,428	2,297,604

		24,438,161

Total Common Stocks (Cost $22,460,674)		28,409,681

MONEY MARKET FUNDS - 15.85%

JPMorgan 100% US Treasury Securities Money Market Fund, Morgan Class, 1.08%(b)	7,493,986	7,493,986

Total Money Market Funds (Cost $7,493,986)		7,493,986

	Principal Amount
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 24.10%
U.S. Treasury Bills, 1.64%, 4/12/2018(c)	$11,400,000	11,394,835

Total U.S. Government & Agency Obligations (Cost $11,394,305)		11,394,835

Total Investments — 100.02% (Cost $41,348,965)		47,298,502

Liabilities in Excess of Other Assets — (0.02)%		(7,472)

NET ASSETS — 100.00%		$47,291,030

See accompanying notes which are an integral part of this schedule of investments.

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2018.
(c)	Discount security. Rate shown is the effective yield at time of purchase.

ADR- American Depositary Receipt.

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

At March 31, 2018, the breakdown of net unrealized appreciation and tax cost of investments for federal income tax purpose were as follows:

Gross Unrealized Appreciation	$5,949,537
Gross Unrealized Depreciation	—

Net Unrealized Appreciation on Investments	$5,949,537

Tax Cost	$41,348,965

See accompanying notes which are an integral part of this schedule of investments.

Selective Opportunity Fund

Related Notes to the Schedule of Investments

March 31, 2018

(Unaudited)

The Selective Opportunity Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Debt securities are valued by using the mean between the closing bid and asked prices provided by a pricing service. If the closing bid and asked prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being

Selective Opportunity Fund

Related Notes to the Schedule of Investments - continued

March 31, 2018

(Unaudited)

priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If Selective Wealth Management, LLC (the “Adviser”) decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities will be categorized as Level 1 securities.

In accordance with the Unified Series Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable, as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount which the Fund might reasonably expect to receive upon the current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2018:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks*	$28,409,681	$—	$—	$28,409,681
U.S. Government & Agency Obligations	—	11,394,835		11,394,835
Money Market Funds	7,493,986	—	—	7,493,986

Total	$35,903,667	$11,394,835	$—	$47,298,502

*	Refer to the Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Fund recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between levels as of March 31, 2018, based on input levels assigned on December 31, 2017.

Item 2. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report the Principal Executive Officer and Principal Financial Officer concluded the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Unified Series Trust

By	/s/ David R. Carson
David R. Carson, President

Date	5/29/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David R. Carson
David R. Carson, President

Date	5/29/2018

By	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	5/29/2018